                    AIM CHINA FUND - CLASS A, B AND C SHARES

                         Supplement dated July 20, 2007
                    to the Prospectus dated February 28, 2007
                          as supplemented June 29, 2007

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectus:

     "Investment decisions for the fund are made by the investment management team at INVESCO Hong Kong.

          The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

          - Samantha Ho, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2004. From 2000 to 2004, she was a Portfolio Manager at Manulife Asset Management (HK) Ltd.

          - May Lo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2005. From 2004 to 2005, she was an investment analyst at Asia Strategic Investment Management. Prior to 2004, she attended MIT Sloan Business School earning a Masters of Business Administration.

               More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

               The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                                 AIM CHINA FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND

                         Supplement dated July 20, 2007
                    to the Prospectus dated February 28, 2007
as supplemented March 28, 2007, April 10, 2007, April 24, 2007 and June 29, 2007

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - CHINA" on page 14 of the prospectus:

     "Investment decisions for the fund are made by the investment management team at INVESCO Hong Kong.

          - Samantha Ho, Portfolio Manager, who has been responsible for the fund since inception and has been associated with INVESO Hong Kong and/or its affiliates since 2004. From 2000 to 2004, she was a Portfolio Manager at Manulife Asset Management (HK) Ltd.

          - May Lo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2005. From 2004 to 2005, she was an investment analyst at Asia Strategic Investment Management. Prior to 2004, she attended MIT Sloan Business School earning a Masters of Business Administration."

                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                         Supplement dated July 20, 2007
       to the Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007, March 30, 2007, April 10, 2007,
                  April 24, 2007, May 8, 2007 and June 29, 2007

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM CHINA FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of October 31, 2006 (except as noted):

                              OTHER REGISTERED         OTHER POOLED
                 DOLLAR         MUTUAL FUNDS        INVESTMENT VEHICLES      OTHER ACCOUNTS
                RANGE OF    (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)
              INVESTMENTS   --------------------   --------------------   --------------------
"PORTFOLIO      IN EACH      NUMBER OF             NUMBER OF               NUMBER OF
MANAGER         FUND(1)       ACCOUNTS   ASSETS     ACCOUNTS    ASSETS      ACCOUNTS   ASSETS
----------    -----------    ---------   ------    ---------   --------    ---------   ------
                                        AIM CHINA FUND
Samantha Ho       None          None      None           4     $1,728.8          2     $109.4
May Lo(2)         None          None      None        None         None       None      None"

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Lo began serving as portfolio manager on July 20, 2007. Ownership information for Ms. Lo has been provided as of June 30, 2007.